Commitments and Contingencies (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Commitments and Contingencies [Abstract]
Capital commitment	$ 35,519
Expected to be paid, one year	$ 17,960
Commitment expected term	1 year
Expected to be paid, two year	$ 17,559